Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	$ 93,793
Balance at Ending	108,510	$ 93,793
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	195,778	174,466
Additions	9,754	23,240
Transfer to investment properties		(121)
Disposals	(2,700)	(1,463)
Reclassification of asset groups
Impact of foreign currency translation	10,199	(867)
Balance at Ending	223,742	195,778
Cost [Member] | Adventus Mining Corporation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition		523
Cost [Member] | Chaarat Zaav Cjsc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	10,711
Cost [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	132,178	108,809
Additions	2,087	356
Transfer to investment properties		(121)
Disposals	(526)	(242)
Reclassification of asset groups	2,350	23,983
Impact of foreign currency translation	6,855	(607)
Balance at Ending	145,194	132,178
Cost [Member] | Land and buildings [Member] | Adventus Mining Corporation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition
Cost [Member] | Land and buildings [Member] | Chaarat Zaav Cjsc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	2,250
Cost [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	12,588	11,464
Additions	781	896
Transfer to investment properties
Disposals	(843)	(135)
Reclassification of asset groups	38	361
Impact of foreign currency translation	614	(49)
Balance at Ending	13,233	12,588
Cost [Member] | Office equipment [Member] | Adventus Mining Corporation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition		51
Cost [Member] | Office equipment [Member] | Chaarat Zaav Cjsc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	55
Cost [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	39,511	34,423
Additions	821	2,316
Transfer to investment properties
Disposals	(872)	(751)
Reclassification of asset groups	1,319	3,347
Impact of foreign currency translation	2,091	(171)
Balance at Ending	43,030	39,511
Cost [Member] | Machinery [Member] | Adventus Mining Corporation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition		347
Cost [Member] | Machinery [Member] | Chaarat Zaav Cjsc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	160
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	7,775	7,577
Additions	1,249	439
Transfer to investment properties
Disposals	(459)	(335)
Reclassification of asset groups
Impact of foreign currency translation	413	(31)
Balance at Ending	9,082	7,775
Cost [Member] | Motor vehicles [Member] | Adventus Mining Corporation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition		125
Cost [Member] | Motor vehicles [Member] | Chaarat Zaav Cjsc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	104
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	3,726	12,193
Additions	4,816	19,233
Transfer to investment properties
Disposals
Reclassification of asset groups	(3,707)	(27,691)
Impact of foreign currency translation	226	(9)
Balance at Ending	13,203	3,726
Cost [Member] | Construction in progress [Member] | Adventus Mining Corporation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition
Cost [Member] | Construction in progress [Member] | Chaarat Zaav Cjsc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition	8,142
Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(101,985)	(94,568)
Transfer to investment properties		27
Disposals	2,454	894
Depreciation and amortization	(10,270)	(8,747)
Impact of foreign currency translation	(5,431)	409
Balance at Ending	(115,232)	(101,985)
Accumulated amortization and impairment [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(61,823)	(57,541)
Transfer to investment properties		27
Disposals	494	121
Depreciation and amortization	(5,699)	(4,675)
Impact of foreign currency translation	(3,282)	245
Balance at Ending	(70,310)	(61,823)
Accumulated amortization and impairment [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(8,519)	(7,641)
Transfer to investment properties
Disposals	825	100
Depreciation and amortization	(1,060)	(1,007)
Impact of foreign currency translation	(417)	29
Balance at Ending	(9,171)	(8,519)
Accumulated amortization and impairment [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(25,945)	(24,009)
Transfer to investment properties
Disposals	705	366
Depreciation and amortization	(2,792)	(2,413)
Impact of foreign currency translation	(1,427)	111
Balance at Ending	(29,459)	(25,945)
Accumulated amortization and impairment [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(5,698)	(5,377)
Transfer to investment properties
Disposals	430	307
Depreciation and amortization	(719)	(652)
Impact of foreign currency translation	(305)	24
Balance at Ending	(6,292)	(5,698)
Accumulated amortization and impairment [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning
Transfer to investment properties
Disposals
Depreciation and amortization
Impact of foreign currency translation
Balance at Ending
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	93,793
Balance at Ending	108,510	93,793
Carrying amounts [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	70,355
Balance at Ending	74,884	70,355
Carrying amounts [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	4,069
Balance at Ending	4,062	4,069
Carrying amounts [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	13,566
Balance at Ending	13,571	13,566
Carrying amounts [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	2,077
Balance at Ending	2,790	2,077
Carrying amounts [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	3,726
Balance at Ending	$ 13,203	$ 3,726